Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive income (loss) Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2019	$ 6,597,362	$ 22,437,754	$ 24,887,624	$ (37,555,980)	$ (5,552)	$ (1,509,456)	$ 14,851,752
Balance (in Shares) at Dec. 31, 2019	6,597,362	22,437,754
Issuance of shares to non-controlling interest			22,325			(22,325)
Net loss				(6,204,565)		(783,749)	(6,988,314)
Issuance of Class A Ordinary Shares and warrants, net of issuance cost	$ 1,351,350		7,662,977				9,014,327
Issuance of Class A Ordinary Shares and warrants, net of issuance cost (in Shares)	1,351,350
Share-based compensation			584,094				584,904
Exercise of share options	$ 2,274		27,084				29,358
Exercise of share options (in Shares)	2,274
Exchange difference on translation of foreign operations					31,170	(2)	31,168
Balance at Jun. 30, 2020	$ 7,950,986	$ 22,437,754	33,184,104	(43,760,545)	25,618	(2,315,532)	17,522,385
Balance (in Shares) at Jun. 30, 2020	7,950,986	22,437,754
Balance at Dec. 31, 2020	$ 11,584,324	$ 22,437,754	38,247,903	(30,489,126)	53,296	(3,681,858)	38,152,293
Balance (in Shares) at Dec. 31, 2020	11,584,324	22,437,754
Issuance of shares to non-controlling interest			34,133			(34,133)
Net loss				(16,081,424)		(1,020,983)	(17,102,407)
Issuance of Class A Ordinary Shares	$ 1,387,925		2,612,075				4,000,000
Issuance of Class A Ordinary Shares (in Shares)	1,387,925
Share-based compensation			712,919				712,919
Exercise of share options	$ 158,125		441,010				599,135
Exercise of share options (in Shares)	158,125
Exercise of warrants	$ 40,000		90,012				130,012
Exercise of warrants (in Shares)	40,000
Disposal of subsidiaries under common control transaction			303,419		(5,386)	(300,000)	(1,967)
Exchange difference on translation of foreign operations					(19,643)		(19,643)
Balance at Jun. 30, 2021	$ 13,170,374	$ 22,437,754	$ 42,441,471	$ (46,570,550)	$ 28,267	$ (5,036,974)	$ 26,470,342
Balance (in Shares) at Jun. 30, 2021	13,170,374	22,437,754